INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 135	$ 217	$ 0
Noncurrent Financial Assets | Held-to-maturity investments, category | Term Insurance
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 27	$ 26
Non-current debt securities, restricted access term	24 months